UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM 10-D

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ASSET-BACKED ISSUER DISTRIBUTION REPORT
PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
June 1, 2015 to June 30, 2015.

Commission File Number of issuing entity: 333-192577-02

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Cabela's Credit Card Master Note Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of issuing entity in respect of Series 2004-1 certificate: 333-192577-01

Cabela's Master Credit Card Trust
(Exact name of issuing entity in respect of Series 2004-1 certificate as specified in its charter)

Commission File Number of depositor: 333-192577

WFB Funding, LLC
(Exact name of depositor as specified in its charter)

World's Foremost Bank
(Exact name of sponsor as specified in its charter)

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Delaware
(State or Other Jurisdiction of Incorporation or organization of the issuing entity)

New York
(State or Other Jurisdiction of Incorporation or organization of the issuing entity in respect of the Series 2004-1 certificate)

N/A
(I.R.S. Employer Identification No.)

c/o World's Foremost Bank, as Administrator
4800 NW 1st Street
Lincoln, Nebraska	68521
(Address of principal executive office of the issuing entity)	(Zip Code)

402-323-4476
(Telephone number, including area code)

No change
(Former name, former address, if changed since last report)

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Registered reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Series 2014-I, Class A	☐	☐	☒
Series 2014-II, Class A	☐	☐	☒
Series 2015-I, Class A-1	☐	☐	☒
Series 2015-I, Class A-2	☐	☐	☒

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Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes ☒    No ☐

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item One is set forth in Exhibit 99.1 with respect to the Series 2014-I Notes, Exhibit 99.2 with respect to the Series 2014-II Notes, and Exhibit 99.3 with respect to the Series 2015-I Notes.

Are there any material modifications, extensions, or waivers to pool asset terms, fees, penalties, or payments during the distribution period or that have cumulatively become material over time?    Yes ☐    No ☒

Are there any material breaches of pool asset representations and warranties or transaction covenants?    Yes ☐    No ☒

Are there any material changes in the solicitation, credit-granting, underwriting, origination or pool selection criteria or procedures?    Yes ☐    No ☒

No assets securitized by the depositor and held by Cabela's Credit Card Master Note Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from June 1, 2015 to June 30, 2015.

The depositor filed its most recent Form ABS-15G on February 6, 2015. The CIK number of the depositor is 0001540723.

Item 9. Exhibits.

Exhibit No.	Document Description
99.1	Monthly Report to Series 2014-I Noteholders
99.2	Monthly Report to Series 2014-II Noteholders
99.3	Monthly Report to Series 2015-I Noteholders

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date:	July 15, 2015	WFB Funding, LLC, as Depositor
		By:	WFB Funding Corporation, its Managing Member
		By:	/s/ Kevin J. Werts
Kevin J. Werts,
Secretary and Treasurer

INDEX TO EXHIBITS

Exhibit No.	Document Description
99.1	Monthly Report to Series 2014-I Noteholders
99.2	Monthly Report to Series 2014-II Noteholders
99.3	Monthly Report to Series 2015-I Noteholders